Supplemental Information to Condensed Consolidated Statements of Cash Flows (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Cash Flow, Supplemental [Line Items]
Cash paid for interest		$ 105,155	$ 107,926	$ 116,890
Cash paid for income taxes, net of refunds received		108,435	122,972	136,124
Noncash investing and financing activities:
Change in accounts payable and accrued expenses for the acquisition of theatre properties and equipment	[1]	2,491	(1,225)	(7,325)
Theatre properties and equipment acquired under capital lease		36,544	19,908	69,541
Investment in NCM - receipt of common units (see Note 4)		15,421	8,216	98,797
Noncash distributions to Cinemark Holdings, Inc.		(17,935)	$ 0	(4,971)
Receipt of promissory note related to sale of investment in Taiwan joint venture		2,634
Other Affiliates
Noncash investing and financing activities:
Issuance of promissory note related to investment in AC JV, LLC (see Note 5)				(8,333)
Other Affiliates | AC JV, LLC
Noncash investing and financing activities:
Investment in AC JV, LLC (see Note 5)				8,333
Issuance of promissory note related to investment in AC JV, LLC (see Note 5)				$ (8,333)
Other Affiliates | Taiwan Joint Venture
Noncash investing and financing activities:
Receipt of promissory note related to sale of investment in Taiwan joint venture		$ 2,304

[1]	Additions to theatre properties and equipment included in accounts payable as of December 31, 2014 and 2015 were $13,235 and $10,744, respectively.